Fair Value Measurements - Schedule of Fair Value Measured on a Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Property and equipment		$ 24	$ 5	$ 144	[1]
Investments in affiliates, fair value		29	205
Long-term debt				64	[1]
Impairment losses	0	54	20
Property and equipment [member]
Fair Value Disclosures [Abstract]
Impairment losses		53	20
Investments in affiliates [member]
Fair Value Disclosures [Abstract]
Impairment losses		$ 20	$ 141

[1]	Fair value measurements using significant unobservable inputs (Level 3).